Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Managed Pool Series
Entity Central Index Key	0001340579
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000030210 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Bond Strategy Portfolio
Class Name	Federated Hermes International Bond Strategy Portfolio
Trading Symbol	FIBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes International Bond Strategy Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes International Bond Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 79,319,544
Holdings Count | Holding	110
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$79,319,544
Number of Investments	110
Portfolio Turnover Rate	10%

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Currencies
(% of Net Assets) [1]
[1] Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.